UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2010

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       15 April 2010
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  US$1.167 billion

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	92,043	1,828,431	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206	6,527	172,000		N/A	Y	N	Y
APPLE INC			Common Stock	037833100	17,625	75,000		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	103,778	5,630,946	N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR		05965X109	8,111	118,900		N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	9,514	931,855		N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106	11,332	157,300		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	10,144	210,800		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR		16941R108	2,414	29,350		N/A	Y	N	Y
CNOOC LTD-ADR			ADR		126132109	2,344	14,200		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	32,968	359,681		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR		20440W105	17,110	428,500		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	16,384	529,042		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100	2,070	73,200		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	17,206	860,753		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	31,290	658,314		N/A	Y	N	Y
FREEPORT-MCMORAN COPPER		Common Stock	35671D857	8,914	106,700		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	31,215	1,915,000	N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206	29,098	1,384,308	N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	1,665	39,000		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR		456788108	3,752	60,200		N/A	Y	N	Y
ISHARES MSCI EMERGING MKT IN	ETP		464287234	3,686	87,500		N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR		465562106	69,247	3,149,000	N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	33,026	738,000		N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR		48241A105	5,214	108,713		N/A	Y	N	Y
MASSEY ENERGY CO		Common Stock	576206106	40,995	784,000		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	4,547	160,000		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	61,309	1,104,659	N/A	Y	N	Y
VIMPEL-COM-SP ADR		ADR		68370R109	75,436	4,097,569	N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR		71646E100	8,370	71,400		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	26,589	671,600		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	134,816	3,029,574	N/A	Y	N	Y
STERLITE INDUSTRIES INDI-ADR	ADR		859737207	707	38,000		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	10,610	600,791		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR		881624209	57,529	912,000		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	114,403	3,553,987	N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR		91912E204	24,123	869,000		N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR		92855S200	37,066	1,367,256	N/A	Y	N	Y
WALTER ENERGY INC		Common Stock	93317Q105	609	6,600		N/A	Y	N	Y
ETFS PALLADIUM TRUST		ETP		26923A106	3,822	90,600		N/A	Y	N	Y